Cover	May 31, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	May 31, 2023
Entity Registrant Name	Pure Storage, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37570
Entity Tax Identification Number	27-1069557
Entity Address, Address Line One	2555 Augustine Dr.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	800
Local Phone Number	379-7873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PSTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001474432
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	650 Castro Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041